Derivative Financial Instruments (Tables)	12 Months Ended
Apr. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of derivative instruments
The following tables set forth the gross fair value amounts of derivative instruments recognized in the Consolidated Balance Sheets.

	April 30, 2016
	Other Current Assets	Other Current Liabilities	Other Noncurrent Assets	Other Noncurrent Liabilities
Derivatives not designated as hedging instruments:
Commodity contracts	$20.3	$14.1	$2.0	$1.2
Foreign currency exchange contracts	0.2	8.9	0.3	0.4
Total derivative instruments	$20.5	$23.0	$2.3	$1.6
	April 30, 2015
	Other Current Assets	Other Current Liabilities	Other Noncurrent Assets	Other Noncurrent Liabilities
Derivatives not designated as hedging instruments:
Commodity contracts	$6.4	$23.9	$0.2	$3.8
Foreign currency exchange contracts	4.8	1.0	—	—
Total derivative instruments	$11.2	$24.9	$0.2	$3.8

Commodity contracts gains and losses recognized on derivatives designated as cash flow hedges
The following table presents information on pre-tax commodity contract net gains recognized on derivatives designated as cash flow hedges prior to May 1, 2014, and pre-tax losses related to the termination of interest rate swaps.

	Year Ended April 30,
	2016	2015
Losses recognized in other comprehensive loss (effective portion)	$—	$(4.0)
Gains reclassified from accumulated other comprehensive loss to cost of products sold (effective portion)	—	29.1
Losses reclassified from accumulated other comprehensive loss to interest expense (effective portion)	(0.6)	(0.6)
Change in accumulated other comprehensive loss	$0.6	$(32.5)
Losses recognized in interest expense (ineffective portion)	$—	$(0.1)

Net realized and unrealized gains and losses recognized in cost of products of sold on derivatives not designated as qualified hedging instruments
The following table presents the net gains and losses recognized in cost of products sold on derivatives not designated as hedging instruments.

	Year Ended April 30,
	2016	2015
Losses on commodity contracts	$(31.6)	$(48.5)
Gains on foreign currency exchange contracts	2.0	8.8
Total losses recognized in costs of products sold	$(29.6)	$(39.7)

Schedule of unallocated derivative (losses) gains
The following table presents the activity in unallocated derivative gains and losses.

	Year Ended April 30,
	2016	2015	2014
Net (losses) gains on mark-to-market valuation of unallocated derivative positions	$(29.6)	$(39.7)	$8.5
Net losses (gains) on derivative positions reclassified to segment operating profit	41.6	15.2	(3.2)
Unallocated derivative gains (losses)	$12.0	$(24.5)	$5.3

Outstanding derivative contracts
The following table presents the gross contract notional value of outstanding derivative contracts.

	Year Ended April 30,
	2016	2015
Commodity contracts	$545.7	$640.6
Foreign currency exchange contracts	212.5	136.4